CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	Feb. 01, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Net sales and operating revenues		$ 2,391	$ 2,274	$ 2,317	$ 2,292	$ 2,155	$ 2,096	$ 2,212	$ 2,136	$ 9,274	$ 8,599	$ 8,181
Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)		2,020	1,911	1,949	1,929	1,792	1,741	1,814	1,769	7,809	7,116	6,821
Goodwill impairment charge		11								11	0
Engineering, research, and development										158	154	146
Selling, general, and administrative										636	513	482
Depreciation and amortization of other intangibles										224	212	203
Costs and expenses										8,838	7,995	7,652
Other expense
Loss on sale of receivables										(5)	(5)	(4)
Other expense										(14)	(83)	(17)
Total other expense										(19)	(88)	(21)
Earnings before interest expense, income taxes, and noncontrolling interests		135	134	27	121	71	150	171	124	417	516	508
Interest expense										73	92	67
Earnings before income taxes and noncontrolling interests										344	424	441
Income tax expense										70	0	146
Net income										274	424	295
Less: Net income attributable to noncontrolling interests										67	68	54
Net income attributable to Tenneco Inc.		$ 68	$ 83	$ (3)	$ 59	$ 38	$ 179	$ 82	$ 57	$ 207	$ 356	$ 241
Weighted average shares of common stock outstanding-
Basic (in shares)										52,796,184	55,939,135	59,678,309
Diluted (in shares)										53,026,911	56,407,436	60,193,150
Basic earnings (loss) per share of common stock (in dollars per share)		$ 1.33	$ 1.57	$ (0.05)	$ 1.10	$ 0.70	$ 3.22	$ 1.44	$ 1.00	$ 3.93	$ 6.36	$ 4.05
Diluted earnings (loss) per share of common stock (in dollars per share)		1.33	$ 1.57	$ (0.05)	$ 1.09	$ 0.69	$ 3.19	$ 1.43	$ 0.99	3.91	$ 6.31	$ 4.01
Cash dividends declared (in dollars per share)	$ 0.25	$ 0.25								$ 1.00